Summary of expense by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Inventory expensed during the year	$ 45	$ 54
Provision for obsolete inventory	133	32
Third-party research and development	11,664	11,244	5,534
Salaries, wages and benefits	4,260	3,563	3,037
Professional and consulting fees	3,504	2,475	2,570
Insurance	1,184	1,687	1,077
Stock-based compensation	378	544	311
Software and IT services	523	386	387
Depreciation and amortization	170	135	144
Marketing, communications and investor relations	274	317	289
Travel, meals and entertainment	276	225	111
Office, rent and telecommunications	171	120	162
License fees	10	19	139
Other	(86)	92	170
Impairment of goodwill		7,642
Impairment of other assets		124
Impairment of intangible assets		584
Total expenses	$ 22,506	$ 29,243	$ 13,931